Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.22

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2024080880	XXX	Funded	1	1	1	1				Verified reserves - XXX reserves documented in personal funds, XXX months required.; Low DTI - DTI is XXX%, XXX% allowed;
2024080881	XXX	Funded	2	2	1	1	Verified credit history - FICO XXX, minimum required XXX; Low DTI - DTI XXX%, up to XXX% allowed;	XXX Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 reflects incorrect property ownership. The 1003 lists XXX as REO sold (p11), this is the address the borrowers have been XXX at since selling the actual departure residence XXX (p168), Client Comment: EV2 Non-Material	XXX Mortgage/Deed of Trust is not Recorded - Missing recorded mortgage or lender's closing instructions to the closing agent to confirm direction to record. - XXX Copy of recorded Mtg/DOT received.

XXX Missing Required Fraud Tool - Missing documentation used to clear the fraud alert on the underwriter.  Comment states cleared on a previous loan through XXX search (p549), which is not in the file.  Unable to confirm through XXX details in fraud report (p559)  -XXX Documentation used to clear the fraud alert on the underwriter received.

XXX Collateral Underwriter was submitted with differing comparable properties than the original appraisal. - The XXX and XXX SSRs in the file do not reflect the listing that was added to the report XXX (p68, 139, 141).  - XXX Updated SSR reports dated XXX received.

2024080799	XXX	Sold	1	1	1	1				Verified reserves - Borrower has XXX months post-closing; Verified housing payment history - Borrower has XXX previous mortgage rating on prior residence sold XXX;
2024080800	XXX	Sold	1	1	1	1	Verified credit history - XXX; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified reserves - XXX months reserves, minimum XXX months required.;	XXX Guideline Exception(s) - Guidelines do nto allow cash out on properties previously list for sale. Per the appraisal, the property was listed for sale on XXX and cancelled on XXX. Lender approved exception p.85.
 - XXX XXX: Lender provided approved exception

2024080804	XXX	Sold	1	1	1	1				Verified reserves - Borrower has XXX verified reserves which exceeds XXX months required reserves.; Conservative use of credit - Borrower has just XXX% credit usage reporting on credit. ;			XXX Missing Final 1003 Application - Final 1003 Application executed by borrower is not provided in file. - XXX cleared lender provided a copy of final application.
2024080805	XXX	Sold	1	1	1	1				Verified reserves - XXX months verified reserves; XXX months required subject plus XXX months (XXX month for each financed REO); Verified credit history - Per the borrower's credit report in file (pg. 100), there is an established credit history since XXX with evidence of multiple revolving and XXX history with all a satisfactory payment history. Borrower's have minimal outstanding revolving debt and XXX open/active installment loan also supporting conservative credit use. ; Verified housing payment history - Credit report (pg. 100) in file reflects XXX months of satisfactory mortgage history paid XXX. ;			XXX Missing Underwriter Loan Approval - Missing Loan Approval - XXX Investor acknowledged exception. Ok to clear with final 1008 in file.
2024080801	XXX	Sold	2	2	2	1	Verified reserves - Borrower has XXX reserve months verified, which exceeds XXX months required reserves.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum fico required for LTV per matrix. ;	XXX Missing Affiliated Business Disclosure - XXX is not in loan file. FACTS Disclosure p593 states affiliates., Client Comment: EV2 - No affiliates paid on transaction.

XXX Guideline Exception(s) - Loan Exception pg 93- self employed borrowers must be self employed with the same business for a minimum of XXX consecutive years. Borrower has been self-employed in same line of work for over XXX; however, recently relocated and incorporated new entity in XXX while dissolving previous entity in XXX. Employment contract remains the same, with over XXX history. , Client Comment: XXX - lender approved exception. Borrower has been in same line of work on same employment contract. Good reserves and high fico noted as compensating factors.	XXX Missing Loan Approval Date - Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review. - XXX Investor acknowledged exception. XXX to clear with final 1008 in file.

2024080806	XXX	Sold	1	1	1	1	Verified reserves - Borrower has XXX months verified reserves post-closing which exceeds guideline requirements. ; Conservative use of credit - Borrower demonstrates just XXX % credit usage per credit report. ;	XXX Missing Underwriter Loan Approval - Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review. - XXX Investor acknowledged exception. XXX to clear with final 1008 in file.

2024080802	XXX	Sold	1	1	1	1	Verified reserves - Borrower has XXX months reserves verified post-closing which exceeds guideline requirements. ; Conservative use of credit - Borrower has demonstrated just XXX% credit use per credit report. ;	XXX Missing Loan Approval Date - Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review. - XXX Investor acknowledged exception. XXX to clear with final 1008 in file.

2024080803	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX%. XXX% below the maximum permitted for this loan characteristic. ; Verified credit history - Fico XXX. XXX points above the minimum for this loan characteristic. ;			XXX Missing Underwriter Loan Approval - Missing loan approval from file - XXX Investor acknowledged exception. XXX to clear with final 1008 in file.
2024080930	XXX	Sold	2	2	1	1				Verified reserves - Borrower has XXX months verified reserves post-closing which exceeds required XXX months. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum score required per guidelines. ;	XXX Missing Loan Approval Date - Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review. , Client Comment: XXX Investor acknowledged exception.
2024080931	XXX	Sold	2	2	1	1				Established credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified housing payment history - Borrower is XXX on all mortgages.; Established XXX history - Borrower has large number of existing rental properties demonstrating XXX history.;	XXX Missing Initial 1003 Application - Initial 1003 Application, executed by borrower, not provided in file., Client Comment: EV2 Investor Acknowledged Exception.	Loan is secured by a XXX portfolio loan with XXX properties. It is not being paid off with this XXX transaction, but being released with cash-out proceeds from multiple, concurrent transactions. Removing from commercial loan to individual ownership with vesting change as well.
2024080932	XXX	Sold	2	2	1	1				Verified reserves - XXX months reserve requirements $XXX/ XXX months reserves verified; Verified credit history - FICO XXX minimum XXX;	XXX Missing Initial XXX Application - Missing from loan file, Client Comment: XXX Investor Acknowledged Exception.		XXX Missing Underwriter Loan Approval - Missing Loan Approval. -XXX Lender provided a copy of the loan approval.
2024080933	XXX	Sold	2	2	1	1	Conservative use of credit - XXX% revolving credit utilization; Low LTV/CLTV/HCLTV - LTV/CLTV XXX%;	XXX Mortgage/Deed of Trust is not Recorded - Missing copy of lenders closing instructions to the title company/closing agent. Deed of Trust is not Recorded., Client Comment: Investor Acknowledged Exception	XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Unable to confirm changes as valid. No date of change reflected on XXX. See page 55 -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount, Broker Compensation (Borrower Paid). Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX: Received completed XXX including date of change. Exception cleared.

XXX Missing E-Sign Disclosure - Copy of eConsent not provided within image file. - XXX: Received copy of XXX eSign Certificate. Exception cleared.

XXX No proof borrower(s) can receive documents via the electronic method as intended - No proof borrower(s) can receive documents via the electronic method as intended. - XXX: Received copy of XXX eSign Certificate. Exception cleared.

2024080934	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - XXX%; Verified credit history - MR XXX with XXX; Verified reserves - XXX months;	XXX Mortgage/Deed of Trust is not Recorded - Missing copy of lenders closing instructions to the title company/closing agent. Deed of Trust is not Recorded., Client Comment: Investor Acknowledged Exception
2024080808	XXX	Sold	1	1	1	1				Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines by XXX points. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;
2024080666	XXX	Sold	2	2	1	1	Established credit history - Borrower has qualifying fico of XXX with good credit depth and payment history. ;	XXX is Insufficient - There is no XXX for the XXX project and there is no hoa questionnaire in file., Client Comment: XXX - Received Walls In XXX. No HOA questionnaire provided; however, XXX Dec page confirms sufficient coverage with "XXX".

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Loan submitted and approved as DSCR; however, full income documentation has been provided and must be used for review. Loan review performed as Full Doc. DTI exception added. , Client Comment: XXX DSCR Loan DTI does not apply. Per XXX compliance director, because the loan was underwritten to DSCR and documented as such, we should be allowed to disregard the tax returns that were provided in error on this file	XXX Back-end Ratio exception (DTI) - Review DTI is XXX% using borrower XXX salary plus XXX Schedule E for rental income/loss. - XXX DSCR Loan DTI does not apply. Per XXX compliance director , because the loan was underwritten to DSCR and documented as such, we should be allowed to disregard the tax returns that were provided in error on this file.

XXX VVOE dated outside of required timeframe - Per XXX credit guidelines v2.3 p24, VVOE to be completed within XXX calendar days of Note date. VVOE in file is dated XXX with a Note date of XXX. - XXX - Received The Work Number VOE on borrower dated XXX.

2024080692	XXX	Sold	2	2	2	1	Verified reserves - XXX guides p62 require XXX months reserves $XXX/ borrower has XXX months post closing verified reserve which exceeds the guideline requirement; Verified credit history - XXX p34 guides has a minimum FICO of XXX- the borrower far exceeds that minimum with a FICO score of XXX ;	XXX Estimated Property Costs over Year XXX Are Not Accurate - Variance is XXX. Disclosed amount = $XXX, Calculated amount = $XXX. Calculated amount matches the 1008. Verified taxes XXX tax information sheet(pg 777). Verified XXX (pg 734)., Client Comment: EV2 - No assignee liability.

XXX Missing Employment doc (VVOE) - Per XXX, p77, VVOE 12.1.4- Verbal VOE required XXX business days prior to note date- per Final 1003 XXX- borrower works part time at XXX, there are paystubs, W2s for XXX in file however file is missing a VVOE for the borrower from XXX., Compensating Factors: Verified credit history (XXX - Received a VOE dated Post-Closing on XXX from XXX to confirm borrower is employed on an hourly basis since XXX.
											*Exception Overridden to EV2 level due to post-closing verification. )		XXX Missing Letter of Explanation - Tax Transcripts indicate unemployment compensation for the XXX tax year. No letter of explanation in file. -XXX Lender provided a copy of the unemployment LOE.
2024080807	XXX	Sold	2	2	1	1				Verified credit history - Borrower has XXXqualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX% LTV which is XXX% below allowable XXX% LTV per program matrix.; Potential for increased earnings - Per Appraiser's Comparable Rent Schedule (p. 731) estimated market rate is $XXX per month. Current lease (p. 650) is set at $XXX per month.;	XXX Mortgage/Deed of Trust is not Recorded - XXX (p. 816) in file is not recorded. Closing instructions directing closing agent to record the security instrument are not provided in file., Client Comment: EV2 Investor Acknowledged Exception
2024080665	XXX	Sold	1	1	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;	Lender DSCR is XXX based on market rent of $XXX. Actual lease in file p184 indicates rent of $XXX resulting in DSCR of XXX	XXX Missing Final 1003 Application - Final 1003 Application, executed by borrower, not provided in file. Subject to reverification of credit and REO data. - XXX - Received eSigned dated final 1003.

XXX Title Policy - Schedule B Exception - Title XXX pg.403 reporting First Installment Property Taxes are delinquent. Closing Disclosure does not reflect payment towards this expense to cure delinquency. - XXX - Received updated Title Commitment reflecting item #XXX taxes as paid.

2024080935	XXX	Sold	2	2	1	1	Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified housing payment history - Per credit report borrower has Mtg history dating back XXX yrs verified XXX.; Low DTI - Subject DSCR XXX.;	XXX Missing Initial 1003 Application - Not provided Initial 1003 Application., Client Comment: EV2 Investor Acknowledged Exception for missing initial 1003 on business purpose loan.

XXX Guideline Exception(s) - Guidelines section 3.1.1 pg.8/45 - Properties for XXX by Owner are subject to a maximum XXX% LTV and additional XXX% LTV Reduction applies for First Time investor. Max allowable LTV is XXX%. Subject property XXX% LTV which is a XXX% LTV exception., Client Comment: Investor Acknowledged LTV Exception based on the following comp factors: Positive DSCR >XXX and verified housing history.	XXX Missing Loan Approval Date - Remove Refire XXX

XXX Asset Documentation is Insufficient - Per XXX DSCR XXX guides, assets to be seasoned XXX via XXX account statements. XXX has one month statement only provided.  - XXX - Received additional one month XXX dated for XXX to XXX for accounting ending #XXX reflecting a balance of $XXX to confirm XXX months statement.
*Exception Cleared.

XXX Income Calculation Discrepancy - Per XXX DSCR v2.4 guidelines pg.15/45, Seller must supply evidence of the DSCR calculation amount, i.e., the amount to be listed on the 1008 or the XXX DSCR income calculation worksheet. - XXX - Received updated Lender 1008 reflecting DSCR ratio of XXX%.
*Exception cleared.

2024080694	XXX	Sold	2	2	1	1	Verified reserves - Borrower has $XXX reserves post-closing which exceeds $XXX required per guidelines.;	XXX Missing Tax Transcript(s) - Tax transcripts not provided as required for full doc income verification. , Client Comment: Investor Acknowledged exception to waive XXX 1040 transcripts. No self-employment income from tax returns used to qualify.	XXX Missing Employment doc (VVOE) - Missing Employment doc (VVOE) as required for full doc income verification. -XXX Lender provided VVOE

XXX Income Documentation is Insufficient - Loan approved as full doc. 1008 p265 indicates lender used XXX W2 income. Missing XXX and XXX Tax Returns including Schedule E's, XXX years XXX's and ytd paystubs. Subject to reverification of income and DTI. - XXX Lender provided XXX, paystubs, VVOE, and XXX tax returns.

XXX Guideline Exception(s) - Missing Appraisal form 1007 for market rent analysis as required per XXX guides, section XXX on investment property. - XXX Exception set in error, no rental income used to qualify.

XXX Back-end Ratio exception (DTI) - Review DTI is XXX%. Lender approved at XXX% DTI per 1008 p265. No income documentation provided in file for verification. Review matched lender base income per 1008 which is subject to verification (see exception XXX). Review calculated higher DTI than lender due to lack of Schedule E's to determine rental income on non-subject REO's. - XXX Income docs provided. Review DTI XXX% and meets guidelines.

2024080809	XXX	Sold	1	1	1	1				Verified employment history - Per XXX in file p 115, borrower has over XXX years with same company.;
2024080695	XXX	Sold	2	2	1	1	Verified credit history - Borrower's credit report in file (pg. 383) reflects qualifying FICO of XXX and an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history;	XXX VVOE dated outside of required timeframe - Verification of employment was not completed prior to closing. Loan closed XXX, verification of employment was completed XXX., Client Comment: EV2 VVOE completed post closing verified that the borrower is still active and employed.	XXX Income Documentation is Insufficient - Missing all income documentation.
1) Missing XXX Schedule E to document rental income, **CLEARED
2) XXX W-2 **CLEARED XXX
3) XXX paystubs or written VOE documenting the prior calendar year(s) earnings and the XXX earnings for the most recent calendar year. **XXX

Subject to full verification of income and DTI. - XXX  - Recd paystubs and XXX along with employment verification.  XXX tax returns provided as loan closed XXX which was prior to the XXX filling deadline of XXX.

XXX Missing proof of PITI payment on non-subject property - Missing verification of PITI payment for XXX. - XXX - Recd verification of PITI payment for XXX

XXX Missing Employment doc (VVOE) - Missing Verbal VOE dated within XXX business days of the Note date of XXX to support borrower remains gainfully employed per guidelines. -XXX - Recd post closing VOE.  Alternative exception set for investor approval.

XXX Tax Returns/Transcripts are Insufficient - ADDED XXX - Missing XXX 1040 transcripts as required for full doc loan when tax returns are utilized. - XXX - Received XXX transcripts.

2024080693	XXX	Sold	1	1	1	1				Verified reserves - XXX p47- requires 3 reserves for Grade A, XXX for 2 REOs, total XXX reserves $XXX/ Borrower has XXX reserves verified post close which exceeds the guideline requirement.;
2024080811	XXX	Sold	1	1	1	1	Verified credit history - Borrower has XXXqualifying FICO which exceeds XXXminimum required per guidelines.; Potential for increased earnings - Lease amount of $XXX (p. 88, 98) utilized for DSCR calculation. Per Operating Income Statement (p. 257), the estimated market rent is $XXX per month.; Verified reserves - Borrower has XXX months reserves post-closing which exceeds XXX months required per guidelines.;	XXX LTV Exceeds Max Allowed - Subject LTV is XXX%. Per XXX Qualifications (p. 1), the maximum LTV for a Cash-Out Refinance on an Investment Property is XXX%. - XXX - Received Lender response of: "Correct, per XXX guidelines dated XXX, the maximum LTV for a Cash-out Refinance on an investment property is XXX%. However, based on the initial loan applicable date of XXX and loan approval dated from the LOs, this loan was underwritten using the newer XXX dated XXX. This guidelines allows up to XXX%.
*Exception cleared - Newer version of the guideline is dated prior to the initial application date and allows up to XXX% LTV with same loan parameters.

2024080837	XXX	Sold	1	1	1	1	Verified credit history - Borrower has XXXqualifying FICO which exceeds XXXminimum required per guidelines.; Established credit history - Borrower has a long standing satisfactory credit history since XXX with only XXX on two revolving account reflecting a derogatory events occurring in XXX and XXX. Additionally, Borrower has an established mortgage history since XXX with no XXX day delinquencies reported.;	XXX Missing Final XXX - Final CD (p. 877) is missing Seller Name. Seller XXX (p. 883) is missing Seller Name and transaction details. - XXX - Final XXX received.

XXX Asset Documentation is Insufficient - Per XXX Credit Guidelines v2.4 20220318, 5.2.1 Verification of Assets (p. 17), assets must be seasoned for XXX days. Additional month needed for XXX and XXX. - XXX - Reviewed updated statements, XXX was just opened on XXX so statements prior to this date are not available.  Source of funds to open the account are from XXX, cleared on XXX

XXX (XXX) is not Executed - XXX (p. 919) is not executed. - XXX - Recd executed XXX

2024080810	XXX	Sold	2	2	1	1	Verified reserves - Borrower has XXX months in verified reserves, when only XXX months of reserves are required. ;	XXX Final 1003 Application is Incomplete - Complete 1003 required; Section XXX incomplete. Information regarding taxes, insurance and association dues for XXX is not complete., Compensating Factors: Verified reserves (XXX - Lender provided a response of: "due to a system glitch, the lender's LOS was not mapping the REO and Liabilities correctly. Attached is updated final XXX with section XXX completed.
*Exception Overridden to XXX status as Lender provided an updated final 1003 post-closing that is not executed by borrower or lender. )	XXX File Documentation is Incomplete - Per XXX Lending Guide 20210730, Section 7.2.2 Eligible Vesting (p. 44), the borrower on the loan application must be the same as the managing member and have documented authority to sign on behalf of the entity. Operating Agreement in file (p. 254) does not list Borrower as managing member. In addition, Reviewer was unable to locate a corporate resolution or other documented authority permitting Borrower to carry out the transaction on behalf of the corporation.
 -XXX - Lender provided a response of: "Loan was underwritten using newer XXX - Underwriting Guidelines dated XXX. The Operating Agreement, business license and XXX articles (located from pgs. 254-271) supports the borrower is XXX% owner and managing member of the XXX and an authorized to carry out the transaction on behalf of the XXX. In addition pg. 8/9 of guideline further support vesting in the name of an XXX is allowed. Loan is closing in the name of the XXX (pgs. 509) and General Warranty Deed is in file (pgs. 222).
*Exception cleared, Operating Agreement (pg. 255) reflects borrower as XXX% member. Guideline reviewed to originally states the same verbiage regarding an XXX (pg. 8/9) as Lender states.

XXX Missing evidence of property management experience - Per XXX, Income Section (p. 6), Borrower must have a history of owning and managing commercial or residential investment real estate for at least XXX months in the last XXX years. Operating Agreement (p. 254) is dated XXX. Missing evidence Borrower had requisite experience. - XXX - Lender provided a response of: "please be advised loan was underwritten using XXX - Underwriting Guidelines dated XXX. Bwr meets credit standards requirements of owning and managing commercial or residential investment real estate for at least XXX months in the last XXX years. History was verified from provided Loan App (section 3.a and 3.b), Loan Safe Report (pgs. 282-304) and leases (pgs. 88-113).
*Exception Cleared. Loan Safe confirms ownership since XXX

XXX LTV Exceeds Max Allowed - XXX% LTV exception. LTV of XXX% exceeds max allowable LTV of XXX% for XXX with a representative credit score of XXX. (XXX - pg 1) - XXX - Received updated matrix reflecting XXX% LTV for a credit score XXX

2024080942	XXX	Sold	1	1	1	1	Established Landlord history - Borrower has several existing rental properties demonstrating XXX history.; Low LTV/CLTV/HCLTV - Transaction closed at XXX% LTV which is XXX% below allowable XXX% LTV per program matrix.;	XXX Income Documentation is Insufficient - Appraisal states Subject Property is vacant and current lease was not located in file. Per XXX Credit Guidelines DSCR v2.4 20220318, Section 5.1 Debt Service Coverage (p. 15), rent will be the lesser of current lease income or the amount on the 1007 provided by the appraiser showing the estimated market rent schedule. Subject to verification upon receipt. - XXX: Lease is not applicable for vacant property. Exception cleared.

XXX Unacceptable Mortgage History - Missing payment history for XXX and XXX for XXX Residence. Mortgage history shows pre-foreclosure activity in XXX (p. 457). Per XXX Credit Guidelines, DSCR v2.4 20220318, 4.134 Housing History, Applications must be supported by the most recent XXX-month mortgage. - XXX - Received statements showing satisfactory payments.

XXX Final 1003 Application is Incomplete - Final 1003 incomplete. Real Estate Owned in Section C to be complete.  - XXX Cleared, REO listed on page 13 Section #B Continuation Sheet for XXX